UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.88%

Aerospace & Defense 4.99%

Alliant Techsystems, Inc.	1,200	$64
Boeing Co. (The)	1,600	123
Exelis, Inc.	7,700	89
Lockheed Martin Corp.	3,900	353
Raytheon Co.	2,800	151
United Technologies Corp.	4,300	351

Total		1,131

Airlines 0.36%

Copa Holdings SA Class A (Panama)(a)	1,000	81

Auto Components 0.31%

Johnson Controls, Inc.	2,200	70

Automobiles 1.62%

Ford Motor Co.	32,600	368

Biotechnology 1.16%

Amgen, Inc.	3,700	263

Capital Markets 2.59%

Ares Capital Corp.	21,400	343
Morgan Stanley	9,900	171
State Street Corp.	1,600	74

Total		588

Chemicals 1.48%

Dow Chemical Co. (The)	9,900	335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Commercial Banks 4.75%

BB&T Corp.	7,700	$247
Comerica, Inc.	11,200	359
Wells Fargo & Co.	14,100	471

Total		1,077

Communications Equipment 0.11%

Cisco Systems, Inc.	1,200	24

Computers & Peripherals 3.62%

Dell, Inc.*	4,400	72
Hewlett-Packard Co.	15,100	374
NCR Corp.*	15,900	374

Total		820

Consumer Finance 2.92%

American Express Co.	4,000	241
Capital One Financial Corp.	7,600	422

Total		663

Diversified Financial Services 4.52%

Bank of America Corp.	51,900	421
Citigroup, Inc.	6,300	208
JPMorgan Chase & Co.	9,200	396

Total		1,025

Diversified Telecommunication Services 5.15%

AT&T, Inc.	27,800	915
Verizon Communications, Inc.	3,200	129
Windstream Corp.	11,000	124

Total		1,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Electric: Utilities 4.76%

FirstEnergy Corp.	8,100	$379
NV Energy, Inc.	19,500	325
PPL Corp.	13,700	375

Total		1,079

Electronic Equipment, Instruments & Components 1.43%

Jabil Circuit, Inc.	13,800	324

Energy Equipment & Services 2.68%

Baker Hughes, Inc.	7,100	313
Rowan Cos. plc*	8,500	294

Total		607

Food & Staples Retailing 1.32%

Wal-Mart Stores, Inc.	5,100	300

Food Products 1.05%

Kellogg Co.	4,700	238

Health Care Equipment & Supplies 3.01%

Baxter International, Inc.	5,900	327
Medtronic, Inc.	9,300	355

Total		682

Health Care Providers & Services 0.33%

CIGNA Corp.	1,600	74

Household Durables 0.26%

Harman International Industries, Inc.	1,200	60

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Household Products 2.48%

Kimberly-Clark Corp.	4,500	$353
Procter & Gamble Co. (The)	3,300	210

Total		563

Industrial Conglomerates 2.41%

3M Co.	2,400	214
General Electric Co.	17,000	333

Total		547

Information Technology Services 2.00%

Booz Allen Hamilton Holding Corp.	9,800	167
Genpact Ltd.*	17,200	287

Total		454

Insurance 8.50%

Allstate Corp. (The)	9,200	307
Berkshire Hathaway, Inc. Class B*	1,400	113
CNA Financial Corp.	4,500	138
Everest Re Group Ltd.	2,800	277
Hartford Financial Services Group, Inc. (The)	5,200	107
Lincoln National Corp.	3,800	94
MetLife, Inc.	9,300	335
Protective Life Corp.	5,500	161
Prudential Financial, Inc.	1,800	109
RenaissanceRe Holdings Ltd.	1,800	140
Validus Holdings Ltd.	4,500	146

Total		1,927

Machinery 0.44%

Eaton Corp.	1,100	53
Illinois Tool Works, Inc.	800	46

Total		99

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Media 3.00%

Comcast Corp. Class A	9,700	$294
Time Warner, Inc.	10,300	386

Total		680

Multi-Line Retail 3.48%

Kohl’s Corp.	6,700	336
Target Corp.	7,800	452

Total		788

Multi-Utilities 1.73%

AES Corp. (The)*	11,700	147
Public Service Enterprise Group, Inc.	7,900	246

Total		393

Oil, Gas & Consumable Fuels 8.49%

Chevron Corp.	3,800	405
ConocoPhillips	8,600	616
Exxon Mobil Corp.	8,100	699
SM Energy Co.	3,100	205

Total		1,925

Paper & Forest Products 1.60%

International Paper Co.	10,900	363

Pharmaceuticals 8.38%

Eli Lilly & Co.	4,000	165
Johnson & Johnson	2,100	137
Merck & Co., Inc.	18,700	734
Mylan, Inc.*	14,700	319
Pfizer, Inc.	11,000	252
Watson Pharmaceuticals, Inc.*	3,900	294

Total		1,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Professional Services 0.32%

Towers Watson & Co.	1,100	$72

Real Estate Investment Trusts 2.68%

American Capital Agency Corp.	3,300	103
Annaly Capital Management, Inc.	8,000	130
Brandywine Realty Trust	5,200	62
Health Care REIT, Inc.	2,200	125
Liberty Property Trust	2,500	91
Senior Housing Properties Trust	4,400	97

Total		608

Road & Rail 0.35%

Norfolk Southern Corp.	1,100	80

Semiconductors & Semiconductor Equipment 2.19%

Intel Corp.	17,500	497

Tobacco 3.41%

Altria Group, Inc.	12,600	406
Philip Morris International, Inc.	4,100	367

Total		773

Total Common Stocks (cost $21,244,015)		22,647

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.24%

Repurchase Agreement

Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $520,000 of Federal Home Loan Bank at 0.24% due 7/25/2013; value: $519,868; proceeds: $507,350 (cost $507,350)	$507	507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED LARGE CAP VALUE FUND April 30, 2012

Investments	Fair Value (000)

Total Investments in Securities 102.12% (cost $21,751,365)	$23,154

Liabilities in Excess of Other Assets (2.12)%	(481)

Net Assets 100.00%	$22,673

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED MID CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.92%

Aerospace & Defense 0.91%

Alliant Techsystems, Inc.	1,700	$91
Exelis, Inc.	8,200	94

Total		185

Airlines 0.40%

Copa Holdings SA Class A (Panama)(a)	1,000	81

Auto Components 1.55%

Lear Corp.	7,600	315

Beverages 1.69%

Coca-Cola Enterprises, Inc.	11,400	343

Capital Markets 1.93%

Ares Capital Corp.	20,700	332
LPL Investment Holdings, Inc.*	1,700	61

Total		393

Chemicals 0.54%

Huntsman Corp.	7,700	109

Commercial Banks 5.30%

Comerica, Inc.	11,500	368
First Niagara Financial Group, Inc.	7,100	64
M&T Bank Corp.	2,500	216
SunTrust Banks, Inc.	17,800	432

Total		1,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED MID CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 0.71%

Republic Services, Inc.	5,300	$145

Communications Equipment 0.29%

Harris Corp.	1,300	59

Computers & Peripherals 1.69%

NCR Corp.*	14,600	343

Containers & Packaging 1.17%

Bemis Co., Inc.	3,500	113
Sealed Air Corp.	6,500	125

Total		238

Diversified Financial Services 1.59%

NASDAQ OMX Group, Inc. (The)*	11,300	278
NYSE Euronext	1,800	46

Total		324

Diversified Telecommunication Services 1.12%

Windstream Corp.	20,200	227

Electric: Utilities 7.58%

Edison International	2,500	110
Entergy Corp.	5,200	341
Great Plains Energy, Inc.	13,700	280
NV Energy, Inc.	21,500	358
PPL Corp.	16,600	454

Total		1,543

Electrical Equipment 0.77%

Cooper Industries plc	2,500	156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED MID CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 1.46%

Jabil Circuit, Inc.	12,700	$298

Energy Equipment & Services 2.79%

Helmerich & Payne, Inc.	2,200	113
Nabors Industries Ltd.*	3,100	52
Rowan Cos. plc*	3,400	117
Tidewater, Inc.	5,200	286

Total		568

Food & Staples Retailing 0.47%

SUPERVALU, INC.	16,100	96

Food Products 3.27%

Bunge Ltd.	2,800	181
Campbell Soup Co.	7,100	240
H.J. Heinz Co.	4,600	245

Total		666

Gas Utilities 1.53%

UGI Corp.	10,700	312

Health Care Equipment & Supplies 0.59%

Hill-Rom Holdings, Inc.	3,700	120

Health Care Providers & Services 3.54%

CIGNA Corp.	9,100	421
Quest Diagnostics, Inc.	5,200	300

Total		721

Hotels, Restaurants & Leisure 0.35%

Brinker International, Inc.	2,300	72

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED MID CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Household Durables 1.85%

Harman International Industries, Inc.	3,000	$149
Newell Rubbermaid, Inc.	12,500	227

Total		376

Information Technology Services 2.96%

Booz Allen Hamilton Holding Corp.	8,500	145
Broadridge Financial Solutions, Inc.	9,000	209
Genpact Ltd.*	14,900	249

Total		603

Insurance 10.30%

Aspen Insurance Holdings Ltd.	5,800	164
AXIS Capital Holdings Ltd.	10,500	357
CNA Financial Corp.	4,700	144
Everest Re Group Ltd.	3,600	357
Hartford Financial Services Group, Inc. (The)	8,200	169
Lincoln National Corp.	6,600	163
Protective Life Corp.	6,000	176
RenaissanceRe Holdings Ltd.	2,300	180
Unum Group	9,100	216
Validus Holdings Ltd.	5,300	172

Total		2,098

Leisure Equipment & Products 1.63%

Mattel, Inc.	9,900	333

Machinery 7.39%

Dover Corp.	3,500	219
Eaton Corp.	8,300	400
Flowserve Corp.	2,500	287
IDEX Corp.	6,100	264
Timken Co. (The)	5,900	334

Total		1,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED MID CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Media 2.13%

Interpublic Group of Cos., Inc. (The)	21,800	$258
McGraw-Hill Cos., Inc. (The)	3,600	177

Total		435

Metals & Mining 0.38%

Reliance Steel & Aluminum Co.	1,400	78

Multi-Line Retail 2.76%

J.C. Penney Co., Inc.	5,900	213
Macy’s, Inc.	8,500	348

Total		561

Multi-Utilities 3.21%

AES Corp. (The)*	29,000	363
Sempra Energy	4,500	291

Total		654

Office Electronics 1.36%

Xerox Corp.	35,500	276

Oil, Gas & Consumable Fuels 3.72%

Noble Energy, Inc.	4,500	447
SM Energy Co.	700	46
Valero Energy Corp.	10,700	265

Total		758

Paper & Forest Products 1.98%

International Paper Co.	12,100	403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED MID CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 2.24%

Mylan, Inc.*	13,600	$295
Warner Chilcott plc Class A (Ireland)*(a)	2,500	54
Watson Pharmaceuticals, Inc.*	1,400	106

Total		455

Professional Services 0.23%

Towers Watson & Co.	700	46

Real Estate Investment Trusts 10.35%

Alexandria Real Estate Equities, Inc.	1,200	90
American Capital Agency Corp.	4,800	150
Annaly Capital Management, Inc.	13,700	224
AvalonBay Communities, Inc.	350	51
Brandywine Realty Trust	8,100	96
DDR Corp.	7,300	108
Equity Residential	1,400	86
General Growth Properties, Inc.	9,100	162
HCP, Inc.	5,400	224
Health Care REIT, Inc.	3,500	198
Host Hotels & Resorts, Inc.	2,000	33
Kimco Realty Corp.	7,900	153
Liberty Property Trust	3,100	113
Mack-Cali Realty Corp.	3,600	103
ProLogis, Inc.	2,400	86
Senior Housing Properties Trust	5,100	113
Vornado Realty Trust	800	69
Weyerhaeuser Co.	2,400	49

Total		2,108

Real Estate Management & Development 0.67%

Jones Lang LaSalle, Inc.	1,700	136

Semiconductors & Semiconductor Equipment 0.71%

Marvell Technology Group Ltd.*	6,600	99
Silicon Laboratories, Inc.*	1,300	46

Total		145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - CALIBRATED MID CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Software 0.53%

Activision Blizzard, Inc.	8,300	$107

Specialty Retail 1.11%

Abercrombie & Fitch Co. Class A	3,100	156
Staples, Inc.	4,500	69

Total		225

Thrifts & Mortgage Finance 1.57%

People’s United Financial, Inc.	25,900	320

Tobacco 1.60%

Lorillard, Inc.	2,400	325

Total Common Stocks (cost $19,452,813)		20,340

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.07%

Repurchase Agreement

Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $425,000 of U.S.Treasury Note at 1.00% due 7/15/2013 value: $430,189; proceeds: $421,058 (cost $421,058)	$421	421

Total Investments in Securities 101.99% (cost $19,873,871)		20,761

Liabilities in Excess of Other Assets (1.99)%		(405)

Net Assets 100.00%		$20,356

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.11%

Aerospace & Defense 4.68%

Esterline Technologies Corp.*	201,724	$13,816
HEICO Corp.	141,245	5,695
HEICO Corp. Class A	183,384	5,911
Triumph Group, Inc.	269,500	16,930

Total		42,352

Auto Components 2.94%

Dana Holding Corp.	939,800	13,740
Tenneco, Inc.*	418,500	12,902

Total		26,642

Beverages 0.61%

Monster Beverage Corp.*	85,400	5,548

Building Products 1.51%

A.O. Smith Corp.	287,619	13,691

Capital Markets 1.60%

Stifel Financial Corp.*	396,800	14,451

Chemicals 3.67%

Innospec, Inc.*	307,202	9,286
Kronos Worldwide, Inc.	477,881	11,345
Sensient Technologies Corp.	338,300	12,568

Total		33,199

Commercial Banks 4.76%

Columbia Banking System, Inc.	255,154	5,228
IBERIABANK Corp.	168,882	8,625
PacWest Bancorp	189,679	4,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND April 30, 2012

Investments	Shares	Fair Value (000)

Commercial Banks (continued)

SCBT Financial Corp.	113,353	$3,898
Webster Financial Corp.	406,100	9,231
Wintrust Financial Corp.	319,600	11,547

Total		43,047

Commercial Services & Supplies 3.04%

Encore Capital Group, Inc.*	364,817	8,646
Herman Miller, Inc.	535,592	10,460
Portfolio Recovery Associates, Inc.*	121,454	8,359

Total		27,465

Communications Equipment 1.45%

Polycom, Inc.*	985,300	13,075

Construction & Engineering 1.65%

Foster Wheeler AG (Switzerland)*(a)	650,496	14,961

Containers & Packaging 1.56%

Greif, Inc. Class A	262,805	14,097

Electronic Equipment, Instruments & Components 4.34%

Anixter International, Inc.*	228,700	15,684
Itron, Inc.*	280,407	11,441
ScanSource, Inc.*	369,834	12,190

Total		39,315

Energy Equipment & Services 3.76%

GulfMark Offshore, Inc.
Class A*	239,444	11,534
Helix Energy Solutions Group, Inc.*	608,800	12,426
Hornbeck Offshore Services, Inc.*	240,700	10,020

Total		33,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND April 30, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 3.68%

Casey’s General Stores, Inc.	213,900	$12,053
Chefs’ Warehouse, Inc. (The)*	407,359	9,850
Harris Teeter Supermarkets, Inc.	299,100	11,357

Total		33,260

Food Products 1.41%

J & J Snack Foods Corp.	227,637	12,761

Health Care Equipment & Supplies 2.31%

Hill-Rom Holdings, Inc.	376,300	12,211
Masimo Corp.*	393,403	8,706

Total		20,917

Health Care Providers & Services 7.46%

Catalyst Health Solutions, Inc.*	126,126	10,894
Centene Corp.*	228,471	9,045
ExamWorks Group, Inc.*	567,100	6,601
Hanger Orthopedic Group, Inc.*	414,500	9,761
IPC The Hospitalist Co., Inc.*	346,800	13,321
MEDNAX, Inc.*	184,600	12,966
Providence Service Corp. (The)*	352,600	4,958

Total		67,546

Hotels, Restaurants & Leisure 2.66%

Bally Technologies, Inc.*	105,000	5,098
Life Time Fitness, Inc.*	210,920	9,820
Penn National Gaming, Inc.*	202,429	9,105

Total		24,023

Information Technology Services 3.22%

Cardtronics, Inc.*	595,763	15,704
FleetCor Technologies, Inc.*	339,933	13,445

Total		29,149

Insurance 1.01%

RLI Corp.	133,210	9,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND April 30, 2012

Investments	Shares	Fair Value (000)

Internet Software & Services 2.42%

Constant Contact, Inc.*	515,000	$12,447
NIC, Inc.	847,270	9,481

Total		21,928

Life Sciences Tools & Services 1.25%

Covance, Inc.*	242,300	11,330

Machinery 4.87%

IDEX Corp.	312,600	13,539
Middleby Corp. (The)*	160,889	16,326
Robbins & Myers, Inc.	178,513	8,695
Titan International, Inc.	191,978	5,546

Total		44,106

Media 1.70%

Digital Generation, Inc.*	501,400	4,653
John Wiley & Sons, Inc. Class A	237,100	10,715

Total		15,368

Metals & Mining 1.43%

Reliance Steel & Aluminum Co.	230,800	12,899

Oil, Gas & Consumable Fuels 2.34%

Lone Pine Resources, Inc. (Canada)*(a)	826,500	4,926
Rosetta Resources, Inc.*	135,000	6,786
World Fuel Services Corp.	214,900	9,469

Total		21,181

Real Estate Investment Trusts 6.59%

American Campus Communities, Inc.	290,100	12,895
LaSalle Hotel Properties	240,300	7,067
Mid-America Apartment Communities, Inc.	205,100	13,961
Pebblebrook Hotel Trust	551,155	13,272
Post Properties, Inc.	255,500	12,443

Total		59,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND April 30, 2012

Investments	Shares	Fair Value (000)

Real Estate Management & Development 3.05%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	189,800	$11,356
Jones Lang LaSalle, Inc.	202,886	16,218

Total		27,574

Semiconductors & Semiconductor Equipment 4.31%

Cypress Semiconductor Corp.*	790,400	12,251
Semtech Corp.*	591,451	16,123
Silicon Laboratories, Inc.*	299,303	10,622

Total		38,996

Software 1.54%

SS&C Technologies Holdings, Inc.*	586,132	13,932

Specialty Retail 3.49%

Aaron’s, Inc.	501,917	13,637
DSW, Inc. Class A	205,600	11,567
Select Comfort Corp.*	221,600	6,400

Total		31,604

Textiles, Apparel & Luxury Goods 3.64%

Crocs, Inc.*	626,400	12,653
Tumi Holdings, Inc.*	93,873	2,391
Wolverine World Wide, Inc.	426,996	17,913

Total		32,957

Thrifts & Mortgage Finance 2.10%

Home Loan Servicing Solutions Ltd.	307,200	4,258
Ocwen Financial Corp.*	987,388	14,722

Total		18,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND April 30, 2012

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 2.06%

Kaman Corp.	258,772	$8,896
Titan Machinery, Inc.*	272,457	9,708

Total		18,604

Total Common Stocks (cost $775,686,348)		887,752

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.48%

Repurchase Agreement

Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $32,090,000 of Federal Home Loan Bank at 0.35% due 7/17/2013; value: $32,130,113; proceeds: $31,499,462 (cost $31,499,453)	$31,499	31,499

Total Investments in Securities 101.59% (cost $807,185,801)		919,251

Liabilities in Excess of Other Assets (1.59)%		(14,363)

Net Assets 100.00%		$904,888

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”, formerly, Lord Abbett Blend Trust) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following three funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”), Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”) and Lord Abbett Small-Cap Blend Fund (“Small Cap Blend Fund”). Effective August 1, 2011, Lord Abbett Blend Trust changed its name to Lord Abbett Equity Trust. Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund commenced operations on December 21, 2011. The Funds became effective with the SEC on December 15, 2011 and shares first became available to the public on January 3, 2012.

Each of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s investment objective is total return. Small Cap Blend Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing each Fund’s investments carried at fair value:

	Calibrated Large Cap Value				Calibrated Mid Cap Value

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$22,647	$—	$—	$22,647	$20,340	$—	$—	$20,340
Repurchase Agreement	—	507	—	507	—	421	—	421

Total	$22,647	$507	$—	$23,154	$20,340	$421	$—	$20,761

	Small Cap Blend Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$887,752	$—	$—	$887,752
Repurchase Agreement	—	31,499	—	31,499

Total	$887,752	$31,499	$—	$919,251

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund	Small Cap Blend Fund

Tax cost	$21,751,365	$19,873,871	$809,048,217

Gross unrealized gain	1,562,879	1,065,938	137,773,670
Gross unrealized loss	(160,151)	(179,138)	(27,570,565)

Net unrealized security gain	$1,402,728	$886,800	$110,203,105

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

	By:	/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012